Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEOs		Compensation Actually Paid to PEOs		Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 (6)		Net Income ($ in thousands)	Company Selected Financial Measure ($ in thousands) (8)
	Stephen C. Chang (1)(2)	Mike F. Chang (1)(2)	Stephen C. Chang (1) (3)	Mike F. Chang (1) (3)			Total Shareholder Return	Peer Group Total Shareholder Return (7)
2023	3,840,982	3,235,061	4,297,765	2,409,988	1,426,891	1,394,101	301	184	12,364	691,321
2022	—	7,814,989	—	8,064,189	2,543,210	2,439,585	306	128	453,163	777,552
2021	—	6,015,208	—	11,307,686	1,425,320	2,559,442	279	168	58,116	656,902

Company Selected Measure Name			revenue
Named Executive Officers, Footnote			Stephen C. Chang served as the Company’s PEO during fiscal year 2023 beginning as of March 1, 2023. Mike F. Chang served as the Company’s PEO for the entirety of fiscal years 2021 and 2022, and during fiscal year 2023 until February 28, 2023. Represents the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Ho resigned his position as the Chief Operating Officer effective January 1, 2021, therefore the amount of his compensation in fiscal year 2021 included in the calculation herein reflects only his compensation earned from July 1, 2020 to January 1, 2021. The Company’s Non-PEO NEOs for each year presented are as follows: 202120222023Stephen C. ChangStephen C. ChangYifan LiangYifan LiangYifan LiangWenjun LiYueh-Se HoWenjun LiBing XueBing XueBing Xue
Peer Group Issuers, Footnote			The Peer Group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
Adjustment To PEO Compensation, Footnote

	Fiscal Year		Fiscal Year	Fiscal Year
	2023 ($)		2022 ($)	2021 ($)
	Stephen C. Chang	Mike F. Chang	Mike F. Chang	Mike F. Chang

Summary Compensation Table Total	3,840,982	3,235,061	7,814,989	6,015,208
Adjustments for Equity Awards

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,070,543)	(2,311,369)	(6,811,000)	(5,077,800)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	3,957,320	2,978,896	4,667,600	4,254,600
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(30,653)	(106,993)	553,125	3,219,150
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(211,003)	(858,168)	1,839,475	2,896,528
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(188,338)	(527,439)	—	—
Compensation Actually Paid	4,297,765	2,409,988	8,064,189	11,307,686

Non-PEO NEO Average Total Compensation Amount			$ 1,426,891	$ 2,543,210	$ 1,425,320
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,394,101	2,439,585	2,559,442
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for non-PEO NEOs

	Fiscal Year	Fiscal Year	Fiscal Year
	2023 ($)	2022 ($)	2021 ($)

Average of Summary Compensation Table Total	1,426,891	2,543,210	1,425,320
Adjustments for Equity Awards (The information below represents the average adjustment for non-PEO NEOs)

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(841,148)	(1,681,400)	(920,061)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,084,073	1,166,900	771,648
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(20,544)	99,470	682,850
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	8,266
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(153,442)	311,405	591,419
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(101,729)	—	—
Compensation Actually Paid	1,394,101	2,439,585	2,559,442

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue
EBITDA
Gross Margin
Non-GAAP Gross Margin

Total Shareholder Return Amount			$ 301	306	279
Peer Group Total Shareholder Return Amount			184	128	168
Net Income (Loss)			$ 12,364,000	$ 453,163,000	$ 58,116,000
Company Selected Measure Amount			691,321,000	777,552,000	656,902,000
PEO Name	Stephen C. Chang	Mike F. Chang		Mike F. Chang	Mike F. Chang
Additional 402(v) Disclosure			Represents the total compensation reported for each PEO for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported in this column represent the amount of compensation actually paid to each of our PEOs for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K, which do not reflect the compensation actually earned, realized, or received by our PEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we have made certain adjustments to each PEO’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid, and a reconciliation of such adjustments is set forth below under “Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEOs” The dollar amounts reported in this column is the average compensation actually paid for our Non-PEO NEOs in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we have made certain adjustment to the average of the non-PEO NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, and a reconciliation of such adjustment is set forth below under “Reconciliation to Average Summary Compensation Table Total to Average Compensation Actually Paid for non-PEO NEOs”The amounts reported represent the cumulative total shareholder return (“TSR”) calculated in accordance with Item 201(e) of Regulation S-K, assuming an initial fixed investment of $100, and that all dividends, if any, were reinvested. The metric in this column, the Company’s revenue in the Company’s audited financial statements, in our assessment, represents the most important Company financial performance measure (that is not otherwise disclosed in this table) used to link Compensation Actually Paid to the Company’s performance for our PEOs and non-PEO NEOs for all years presented. We believe revenue is the most important financial performance measure because as a technology company, our ability to grow and expand our market is a critical element of our success, and our investors and shareholders evaluate our success by the amount of sales we make to customers. Other key financial performance measures linked to executive compensation are described in the section below titled “Financial Performance Measures”.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Gross Margin
Stephen C. Chang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,840,982
PEO Actually Paid Compensation Amount			4,297,765
Mike F. Chang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,235,061	$ 7,814,989	$ 6,015,208
PEO Actually Paid Compensation Amount			2,409,988	8,064,189	11,307,686
PEO | Stephen C. Chang [Member] | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,070,543)
PEO | Stephen C. Chang [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,957,320
PEO | Stephen C. Chang [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,653)
PEO | Stephen C. Chang [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(211,003)
PEO | Stephen C. Chang [Member] | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(188,338)
PEO | Mike F. Chang [Member] | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,311,369)	(6,811,000)	(5,077,800)
PEO | Mike F. Chang [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,978,896	4,667,600	4,254,600
PEO | Mike F. Chang [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(106,993)	553,125	3,219,150
PEO | Mike F. Chang [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(858,168)	1,839,475	2,896,528
PEO | Mike F. Chang [Member] | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(527,439)	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(841,148)	(1,681,400)	(920,061)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,084,073	1,166,900	771,648
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,544)	99,470	682,850
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(153,442)	311,405	591,419
Non-PEO NEO | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(101,729)	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 8,266